Summary of significant accounting policies - Schedule of gross premiums written and ceded premiums (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Retention Policy [Line Items]
Gross premiums written	$ 482,232	$ 349,636	$ 294,159
Ceded premiums	(6,880)	(4,028)	(1,452)
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Premiums Written, Net | Product Concentration Risk | Amount Assumed To Net Premiums
Reinsurance Retention Policy [Line Items]
Concentration risk percent	98.60%	98.80%	99.50%